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                                                     March 13, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


     Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account (File No. 811-07975)
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              o      Discovery Choice Variable Annuity
                     (File No. 333-86083)

              o      Discovery Select Variable Annuity
                     (File No. 333-18117)

Dear Commissioners:

         On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account ("the Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-06-002236
Date of Filing:            03/03/2006

Filer/Entity:              AllianceBernstein Variable Products Series Fund Inc
Registration No.:          811-05398
CIK No.:                   0000825316
Accession No.:             0000936772-06-000059
Date of Filing:            03/07/2006
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Filer/Entity:              American Century Variable Portfolios, Inc.
Registration No.:          811-05188
CIK No.:                   0000814680
Accession No.:             0000814680-06-000017
Date of Filing:            02/24/2006

Filer/Entity:              Credit Suisse Trust
Registration No.:          811-07261
CIK No.:                   0000941568
Accession No.:             0000891804-06-001029
Date of Filing:            03/08/2006

Filer/Entity:              Davis Value Portfolio
Registration No.:          811-09293
CIK No.:                   0001084060
Accession No.:             0001084060-06-000002
Date of Filing:            02/16/2006

Filer/Entity:              Franklin Templeton Variable Insurance Products Trust
Registration No.:          811-05583
CIK No.:                   0000837274
Accession No.:             0001193125-06-040048
Date of Filing:            02/27/2006

Filer/Entity:              Janus Aspen Series
Registration No.:          811-07736
CIK No.:                   0000906185
Accession No.:             0000906185-06-011892
Date of Filing:            02/24/2006

Filer/Entity:              MFS Variable Insurance Trust
Registration No.:          811-08326
CIK No.:                   0000918571
Accession No.:             0000950156-06-000103
Date of Filing:            03/10/2006

Filer/Entity:              Premier VIT
Registration No.:          811-08512
CIK No.:                   0000923185
Accession No.:             0001104659-06-014669
Date of Filing:            03/07/2006

Filer/Entity:              T. Rowe Price Equity Income Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-06-000012
Date of Filing:            02/24/2006
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Filer/Entity:              T. Rowe Price International Stock Portfolio
Registration No.:          811-07145
CIK No.:                   0000918292
Accession No.:             0000918292-06-000003
Date of Filing:            02/24/2006

Filer/Entity               The Prudential Series Fund, Inc.
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-06-048564
Date of Filing:            03/08/2006

If you have any questions regarding this filing, please contact me at (973) 802-6997.


                               Sincerely,


                               /s/ C. Christopher Sprague
                               ------------------------------------
                               C. Christopher Sprague
                               Vice President and Corporate Counsel